Leases - operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost
Operating lease cost	¥ 12,617	¥ 14,948
Short-term lease cost	666	941
Total	¥ 13,283	¥ 15,889